DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

August 31, 2021 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 98.6%
Argentina - 2.1%
Argentine Republic Government International Bond
1.00%, 7/9/29	$67,589	$27,560
Step Up Coupon,
0.50% to 7/9/23, 0.75% to 7/9/27, 1.75% to 7/9/30	434,076	169,181
Step Up Coupon,
1.125% to 7/9/22, 1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.75% to 7/9/28, 5.00% to 7/9/35	558,008	195,303
Step Up Coupon,
2.00% to 7/9/22, 3.85% to 7/9/23, 4.25% to 7/9/24, 5.00% to 7/9/38	293,407	120,590
Step Up Coupon,
2.50% to 7/9/22, 3.50% to 7/9/29, 4.875% to 7/9/41	269,501	105,779
Step Up Coupon,
1.125% to 7/9/22, 1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.375% to 7/9/28, 5.00% to 7/9/46	54,000	18,954

(Cost $797,366)		637,367

Armenia - 0.7%
Republic of Armenia International Bond,
REGS, 7.15%, 3/26/25
(Cost $217,824)	200,000	229,182

Azerbaijan - 0.7%
Republic of Azerbaijan International Bond,
REGS, 4.75%, 3/18/24
(Cost $214,946)	200,000	217,032

Bahrain - 2.0%
Bahrain Government International Bond
REGS, 6.125%, 7/5/22	200,000	207,747
REGS, 7.00%, 1/26/26	200,000	224,685
REGS, 6.00%, 9/19/44	200,000	188,385

(Cost $630,678)		620,817

Barbados - 0.2%
Barbados Government International Bond,
REGS, 6.50%, 10/1/29
(Cost $48,661)	50,000	50,581

Belarus - 0.6%
Republic of Belarus International Bond,
REGS, 5.875%, 2/24/26
(Cost $188,820)	200,000	186,800

Belize - 0.0%
Belize Government International Bond,
REGS, 5.95%, 2/20/34, PIK
(Cost $12,481)	26,906	10,846

Bolivia - 0.3%
Bolivian Government International Bond,
REGS, 4.938%, 8/22/23
(Cost $98,121)	100,000	105,180

Brazil - 3.2%
Brazilian Government International Bond
4.625%, 1/13/28	200,000	216,071
4.50%, 5/30/29	100,000	106,242
3.875%, 6/12/30	175,000	175,694
8.25%, 1/20/34	45,000	61,932
7.125%, 1/20/37	125,000	157,057
5.625%, 1/7/41	100,000	106,719
5.00%, 1/27/45	100,000	98,953
5.625%, 2/21/47	50,000	53,350

(Cost $962,636)		976,018

Chile - 2.4%
Chile Government International Bond
3.24%, 2/6/28	100,000	109,080
2.55%, 7/27/33	200,000	204,350
3.10%, 5/7/41	200,000	204,100
3.86%, 6/21/47	200,000	227,089

(Cost $741,233)		744,619

China - 0.7%
China Government International Bond,
REGS, 3.50%, 10/19/28
(Cost $233,031)	200,000	228,069

Colombia - 3.1%
Colombia Government International Bond
3.875%, 4/25/27	200,000	212,150
3.25%, 4/22/32	100,000	97,800
6.125%, 1/18/41	150,000	175,591
5.625%, 2/26/44	175,000	195,523
5.00%, 6/15/45	250,000	261,868

(Cost $943,237)		942,932

Costa Rica - 1.5%
Costa Rica Government International Bond
REGS, 4.25%, 1/26/23	200,000	205,082
REGS, 6.125%, 2/19/31	100,000	106,582
REGS, 7.158%, 3/12/45	150,000	157,008

(Cost $411,819)		468,672

Croatia - 0.7%
Croatia Government International Bond,
REGS, 6.00%, 1/26/24
(Cost $225,167)	200,000	225,219

Dominican Republic - 3.4%
Dominican Republic International Bond
REGS, 6.875%, 1/29/26	200,000	233,002
REGS, 6.00%, 7/19/28	100,000	114,812
REGS, 4.50%, 1/30/30	100,000	104,119
REGS, 4.875%, 9/23/32	150,000	157,602
REGS, 7.45%, 4/30/44	200,000	246,009
REGS, 6.85%, 1/27/45	175,000	201,551

(Cost $964,064)		1,057,095

Ecuador - 2.0%
Ecuador Government International Bond
REGS, 7/31/30, Zero Coupon	50,000	28,437
Step Up Coupon,
144A, 5.00% to 7/31/22, 5.50% to 7/31/23, 6.00% to 7/31/24, 6.90% to 7/31/30	185,000	166,500
Step Up Coupon,
144A, 1.00% to 7/31/22, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	364,000	263,900
Step up Coupon,
REGS, 1.00% to 7/31/22, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	55,000	39,875
Step Up Coupon,
144A, 0.50% to 7/31/22, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29, 6.90% to 7/31/40	161,000	103,644
Step up Coupon,
REGS, 0.50% to 7/31/22, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29 6.90% to 7/31/40	5,000	3,219

(Cost $522,196)		605,575

Egypt - 2.1%
Egypt Government International Bond
REGS, 7.50%, 1/31/27	200,000	222,788
REGS, 7.600%, 3/1/29	200,000	219,495
REGS, 8.700%, 3/1/49	200,000	211,330

(Cost $638,361)		653,613

El Salvador - 1.0%
El Salvador Government International Bond
REGS, 6.375%, 1/18/27	40,000	34,850
REGS, 8.625%, 2/28/29	60,000	55,687
144A, 7.65%, 6/15/35	110,000	95,975
REGS, 7.65%, 6/15/35	130,000	113,425

(Cost $305,698)		299,937

Ghana - 2.9%
Ghana Government International Bond
REGS, 7.625%, 5/16/29	200,000	200,841
REGS, 10.75%, 10/14/30	200,000	251,415
REGS, 8.125%, 3/26/32	250,000	251,420
REGS, 7.875%, 2/11/35	200,000	192,787

(Cost $856,995)		896,463

Guatemala - 0.6%
Guatemala Government Bond
REGS, 4.90%, 6/1/30	100,000	112,297
REGS, 6.125%, 6/1/50	50,000	60,325

(Cost $170,265)		172,622

Honduras - 0.2%
Honduras Government International Bond,
REGS, 6.25%, 1/19/27
(Cost $55,899)	50,000	55,466

Hungary - 1.2%
Hungary Government International Bond
5.375%, 2/21/23	100,000	107,453
5.75%, 11/22/23	96,000	106,971
7.625%, 3/29/41	100,000	170,344

(Cost $360,430)		384,768

Indonesia - 4.5%
Indonesia Government International Bond
4.10%, 4/24/28	200,000	228,438
4.75%, 2/11/29	200,000	237,000
3.85%, 10/15/30	250,000	283,406
REGS, 8.50%, 10/12/35	200,000	321,299
REGS, 7.75%, 1/17/38	200,000	307,410

(Cost $1,349,622)		1,377,553

Ivory Coast - 0.5%
Ivory Coast Government International Bond, REGS, Step Up Coupon,
5.75% to 12/31/2032
(Cost $134,862)	136,389	139,174

Jamaica - 1.4%
Jamaica Government International Bond
6.75%, 4/28/28	181,000	213,128
7.875%, 7/28/45	150,000	213,151

(Cost $376,613)		426,279

Jordan - 0.7%
Jordan Government International Bond,
REGS, 5.75%, 1/31/27
(Cost $206,120)	200,000	218,601

Kazakhstan - 1.0%
Kazakhstan Government International Bond,
REGS, 6.50%, 7/21/45
(Cost $295,470)	200,000	296,766

Kenya - 1.4%
Republic of Kenya Government International Bond
REGS, 6.875%, 6/24/24	200,000	220,892
REGS, 7.25%, 2/28/28	200,000	225,733

(Cost $416,640)		446,625

Kuwait - 0.7%
Kuwait International Government Bond,
REGS, 3.50%, 3/20/27
(Cost $216,564)	200,000	223,821

Lebanon - 0.0%
Lebanon Government International Bond,
6.85%, 5/25/29*(a)
(Cost $22,500)	25,000	3,239

Malaysia - 0.5%
Malaysia Wakala Sukuk Bhd,
REGS, 2.07%, 4/28/31
(Cost $153,164)	150,000	152,462

Mexico - 3.0%
Mexico Government International Bond
3.60%, 1/30/25	200,000	219,439
MTN, 8.30%, 8/15/31	50,000	74,322
Series A, MTN, 7.50%, 4/8/33	50,000	71,481
6.05%, 1/11/40	76,000	97,228
MTN, 4.75%, 3/8/44	106,000	119,294
5.55%, 1/21/45	40,000	49,341
4.60%, 1/23/46	100,000	109,825
4.60%, 2/10/48	75,000	82,289
4.50%, 1/31/50	50,000	54,469
GMTN, 5.75%, 10/12/10	40,000	48,788

(Cost $880,572)		926,476

Mongolia - 0.7%
Mongolia Government International Bond,
REGS, 5.125%, 12/5/22
(Cost $188,763)	200,000	208,612

Morocco - 0.7%
Morocco Government International Bond,
REGS, 5.50%, 12/11/42
(Cost $246,689)	200,000	228,296

Namibia - 0.7%
Namibia International Bonds,
REGS, 5.25%, 10/29/25
(Cost $209,453)	200,000	215,731

Oman - 4.1%
Oman Government International Bond
REGS, 5.375%, 3/8/27	200,000	211,854
REGS, 6.75%, 10/28/27	200,000	225,875
REGS, 5.625%, 1/17/28	200,000	212,250
REGS, 6.00%, 8/1/29	200,000	214,182
REGS, 6.75%, 1/17/48	200,000	205,337
Oman Sovereign Sukuk Co.
REGS, 4.875%, 6/15/30	200,000	209,500

(Cost $1,144,813)		1,278,998

Panama - 4.0%
Panama Government International Bond
3.75%, 3/16/25	100,000	108,433
7.125%, 1/29/26	100,000	124,089
3.875%, 3/17/28	150,000	166,396

6.70%, 1/26/36	200,000	274,992
4.30%, 4/29/53	50,000	56,116
4.50%, 4/1/56	250,000	286,061
3.87%, 7/23/60	200,000	207,280

(Cost $1,228,541)		1,223,367

Papua New Guinea - 0.2%
Papua New Guinea Government International Bond,
REGS, 8.375%, 10/4/28
(Cost $50,422)	50,000	50,481

Paraguay - 1.6%
Paraguay Government International Bond
REGS, 5.00%, 4/15/26	200,000	227,075
REGS, 6.10%, 8/11/44	200,000	252,416

(Cost $471,288)		479,491

Peru - 2.8%
Peruvian Government International Bond
7.35%, 7/21/25	50,000	61,280
4.125%, 8/25/27	75,000	84,557
2.783%, 1/23/31	100,000	102,489
8.75%, 11/21/33	100,000	157,828
6.55%, 3/14/37	40,000	55,491
3.30%, 3/11/41	75,000	76,050
5.625%, 11/18/50(b)	150,000	208,754
2.78%, 12/1/60	125,000	112,774

(Cost $885,127)		859,223

Philippines - 3.6%
Philippine Government International Bond
3.00%, 2/1/28	100,000	109,063
3.75%, 1/14/29	200,000	228,424
9.50%, 2/2/30	200,000	317,437
3.95%, 1/20/40	100,000	114,205
3.70%, 3/1/41	100,000	110,818
3.70%, 2/2/42	200,000	221,753

(Cost $1,094,675)		1,101,700

Poland - 1.9%
Republic of Poland Government International Bond
3.00%, 3/17/23	250,000	260,315
3.25%, 4/6/26	300,000	330,682

(Cost $581,115)		590,997

Qatar - 4.0%
Qatar Government International Bond
REGS, 4.00%, 3/14/29	200,000	230,900
144A, 9.75%, 6/15/30	184,000	294,801
144A, 6.40%, 1/20/40	200,000	297,061
REGS, 6.40%, 1/20/40	100,000	148,531
REGS, 5.103%, 4/23/48	200,000	269,793

(Cost $1,212,064)		1,241,086

Romania - 1.8%
Romanian Government International Bond
REGS, 4.875%, 1/22/24	100,000	109,797
REGS, 3.00%, 2/14/31(b)	100,000	104,533
144A, 6.125%, 1/22/44	70,000	96,168
REGS, 5.125%, 6/15/48	126,000	157,515
REGS, 4.00%, 2/14/51(b)	90,000	95,676

(Cost $550,632)		563,689

Russia - 3.1%
Russian Foreign Bond - Eurobond
144A, 4.375%, 3/21/29	200,000	229,000
REGS, 4.375%, 3/21/29	200,000	229,000
REGS, 5.10%, 3/28/35	200,000	244,017
REGS, 5.25%, 6/23/47	200,000	259,382

(Cost $931,368)		961,399

Saudi Arabia - 4.5%
Saudi Government International Bond
REGS, 3.25%, 10/26/26	250,000	272,001
REGS, 4.375%, 4/16/29	200,000	232,817
REGS, 2.75%, 2/3/32	200,000	208,254
REGS, 2.25%, 2/2/33	200,000	197,375
REGS, 4.50%, 10/26/46	200,000	236,000
REGS, 5.00%, 4/17/49	200,000	254,250

(Cost $1,359,444)		1,400,697

Senegal - 0.7%
Senegal Government International Bond,
REGS, 6.25%, 5/23/33
(Cost $199,511)	200,000	215,982

South Africa - 1.9%
Republic of South Africa Government International Bond
4.30%, 10/12/28	200,000	206,990
5.65%, 9/27/47	200,000	201,905
6.30%, 6/22/48(b)	150,000	162,126

(Cost $515,969)		571,021

Sri Lanka - 1.3%
Sri Lanka Government International Bond
REGS, 5.75%, 4/18/23	100,000	70,189
REGS, 6.85%, 3/14/24	100,000	67,572
144A, 7.85%, 3/14/29	200,000	129,148
REGS, 7.55%, 3/28/30	200,000	128,628

(Cost $465,307)		395,537

Trinidad and Tobago - 0.7%
Trinidad & Tobago Government International Bond,
REGS, 4.375%, 1/16/24(b)
(Cost $206,274)	200,000	213,000

Turkey - 2.8%
Turkey Government International Bond
5.75%, 3/22/24	71,000	74,233
7.375%, 2/5/25	55,000	60,137
4.25%, 4/14/26	100,000	97,649
4.875%, 10/9/26	200,000	199,117
5.125%, 2/17/28	85,000	84,439
11.875%, 1/15/30	140,000	197,172
6.875%, 3/17/36	100,000	103,825
7.25%, 3/5/38	50,000	53,965

(Cost $835,059)		870,537

Ukraine - 3.5%
Ukraine Government International Bond
REGS, 7.75%, 9/1/24	100,000	110,072
144A, 7.75%, 9/1/25	100,000	110,700
REGS, 7.75%, 9/1/25	300,000	332,100
REGS, 7.75%, 9/1/27	250,000	278,845
REGS, 9.75%, 11/1/28	200,000	242,596

(Cost $1,013,853)		1,074,313

United Arab Emirates - 3.0%
Abu Dhabi Government International Bond
REGS, 3.125%, 10/11/27	200,000	220,725
REGS, 4.125%, 10/11/47	200,000	241,750
REGS, 3.875%, 4/16/50	200,000	234,420
Sharjah Sukuk Ltd.
REGS, 3.764%, 9/17/24	200,000	213,721

(Cost $916,912)		910,616

Uruguay - 4.5%
Uruguay Government International Bond
4.375%, 1/23/31	400,000	472,748
7.875%, 1/15/33	70,000	106,312
7.625%, 3/21/36	30,000	46,076
5.10%, 6/18/50	360,000	482,304
4.975%, 4/20/55	215,000	283,938

(Cost $1,316,169)		1,391,378

Uzbekistan - 0.7%
Republic of Uzbekistan International Bond,
REGS, 4.75%, 2/20/24
(Cost $212,568)	200,000	211,500

Zambia - 0.5%
Zambia Government International Bond,
REGS, 8.97%, 7/30/27*(a)
(Cost $100,198)	200,000	157,250

TOTAL SOVEREIGN BONDS
(Cost $29,588,269)		30,394,770

	Number of Shares
SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $293,237)	293,237	293,237

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $68,443)	68,443	68,443

TOTAL INVESTMENTS - 99.8%
(Cost $29,949,949)		$30,756,450
Other assets and liabilities, net - 0.2%		74,667

NET ASSETS - 100.0%		$30,831,117

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
500,718	—	(207,481)(e)	—	—	10	—	293,237	293,237
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
417,754	658,796	(1,008,107)	—	—	27	—	68,443	68,443

918,472	658,796	(1,215,588)	—	—	37	—	361,680	361,680

*	Non-income producing security.
(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $411,526, which is 1.3% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $130,146.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds(f)	$—	$30,394,770	$—	$30,394,770
Short-Term Investments(f)	361,680	—	—	361,680

TOTAL	$361,680	$30,394,770	$—	$30,756,450

(f)	See Schedule of Investments for additional detailed categorizations.